IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Market Risk [Line Items]
Total VaR (one-day measure)	$ 40.5
Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	7.5
Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	14.6
Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.0
Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.5
Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	33.4
Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	18.8
Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(50.3)
Average risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	36.3	$ 35.9	$ 32.7	$ 33.5	$ 30.3
Average risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.3	12.8	16.9	11.5	18.5
Average risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	17.3	20.1	30.2	19.0	28.7
Average risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.5	9.6	9.0	10.1	7.9
Average risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	3.7	3.8	3.4	3.9	3.0
Average risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	30.3	23.1	4.8	19.9	4.1
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.4	23.4	21.5	21.1	20.5
Average risk [member] | Risk diversification effect [member]
Market Risk [Line Items]
Total VaR (one-day measure)	(57.2)	$ (56.9)	$ (53.1)	$ (52.0)	$ (52.4)
High risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	46.3
High risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	12.9
High risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	20.2
High risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	16.1
High risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	5.6
High risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	34.1
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.1
Low risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	30.0
Low risk [member] | Interest rate risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	4.9
Low risk [member] | Credit risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	13.7
Low risk [member] | Equity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	9.3
Low risk [member] | Currency risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	2.1
Low risk [member] | Commodity price risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	24.5
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Line Items]
Total VaR (one-day measure)	$ 16.7